Equity (Tables)	12 Months Ended
Mar. 31, 2014
Changes in Accumulated Other Comprehensive Income (Loss) by Component

The changes in accumulated other comprehensive income (loss) by component are as follows:

	Yen in Millions
	Foreign currency translation adjustments	Unrealized gains (losses) from securities	Unrealized gains (losses) from derivative instruments	Pension liability adjustments	Total
For the year ended March 31, 2014:
Balance at March 31, 2013	12,636	1,187	242	(1,112)	12,953
Other comprehensive income (loss) before reclassifications	41,903	3,145	(244)	754	45,558
Amounts reclassified from accumulated other comprehensive income (loss)	—	(147)	(22)	34	(135)

Net change during the current period other comprehensive income (loss)	41,903	2,998	(266)	788	45,423

Balance at March 31, 2014	54,539	4,185	(24)	(324)	58,376

Reclassification Out of Accumulated Other Comprehensive Income (Loss)

Reclassification out of accumulated other comprehensive income (loss) are as follows:

Yen in Millions
	Amount Reclassified from Accumulated other comprehensive income (loss) *1	Affected line items in consolidated statement of income
For the year ended March 31, 2014:
Unrealized gains (losses) from securities	(230)	Gain from marketable securities, net
	83	Income taxes

	(147)	Consolidated net income
	—	Net income attributable to noncontrolling interests

	(147)	Net income attributable to Nidec Corporation

Unrealized gains (losses) from derivative instruments	(37)	Cost of products sold, Interest expense.
	15	Income taxes

	(22)	Consolidated net income
	—	Net income attributable to noncontrolling interests

	(22)	Net income attributable to Nidec Corporation

Pension liability adjustments	(38)	*2
	22	Income taxes

	(16)	Consolidated net income
	50	Net income attributable to noncontrolling interests

	34	Net income attributable to Nidec Corporation

Total amount reclassified, net of tax and noncontrolling interests	(135)

*1	Amounts in parentheses indicate gains in consolidated statement of income.
*2	This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension cost.

Schedule of Comprehensive Income (Loss)

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests for the years ended March 31, 2012, 2013 and 2014 are as follows:

	Yen in millions
	Pre-tax amount	Tax benefit/ (expense)	Net-of-tax amount
For the year ended March 31, 2012:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(2,665)	¥—	¥(2,665)
Reclassification adjustments for gains and losses realized in net income	105	—	105
Unrealized gains (losses) from securities:
Unrealized holding losses arising during period	(358)	129	(229)
Reclassification adjustments for gains and losses realized in net income	253	(31)	222
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized losses arising during period	(541)	216	(325)
Reclassification adjustments for gains and losses realized in net income	291	(112)	179
Pension liability adjustment:
Actuarial losses arising during period	(831)	114	(717)
Prior service cost arising during period	(10)	4	(6)
Reclassification adjustments for actuarial gains and losses realized in net income	891	(340)	551
Reclassification adjustments for prior service credit and cost realized in net income	463	(198)	265

Other comprehensive income (loss)	¥(2,402)	¥(218)	¥(2,620)

For the year ended March 31, 2013:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥62,024	¥—	¥62,024
Reclassification adjustments for gains and losses realized in net income	134	—	134
Unrealized gains (losses) from securities:
Unrealized holding gains arising during period	156	(56)	100
Reclassification adjustments for gains and losses realized in net income	88	(37)	51
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains arising during period	93	(30)	63
Reclassification adjustments for gains and losses realized in net income	196	(90)	106
Pension liability adjustment:
Actuarial losses arising during period	(328)	(93)	(421)
Prior service cost arising during period	—	—	—
Reclassification adjustments for actuarial gains and losses realized in net income	130	(45)	85
Reclassification adjustments for prior service credit and cost realized in net income	(152)	55	(97)

Other comprehensive income (loss)	¥62,341	¥(296)	¥62,045

For the year ended March 31, 2014:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥43,429	¥—	¥43,429
Reclassification adjustments for gains and losses realized in net income	—	—	—
Unrealized gains (losses) from securities:
Unrealized holding gains arising during period	4,567	(1,440)	3,127
Reclassification adjustments for gains and losses realized in net income	(230)	83	(147)
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized losses arising during period	(397)	153	(244)
Reclassification adjustments for gains and losses realized in net income	(37)	15	(22)
Pension liability adjustment:
Actuarial gains arising during period	1,071	(378)	693
Prior service cost arising during period	74	(14)	60
Reclassification adjustments for actuarial gains and losses realized in net income	119	(35)	84
Reclassification adjustments for prior service credit and cost realized in net income	(157)	57	(100)

Other comprehensive income (loss)	¥48,439	¥(1,559)	¥46,880